Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Net defined benefit liability	$ 13,545	$ 12,033
Other long term employee benefit (liability for compensated absences)	2,932	2,672
Total employee benefit liabilities	$ 16,477	$ 14,705